CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings	$ 593,126	$ 860,984	$ 206,323
Other comprehensive income (loss):
Net unrealized loss on hedging derivatives, net of income taxes of ($1,100), ($4,700) and ($17,200) for 2012, 2011 and 2010, respectively	(2,264)	(8,454)	(29,957)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes of $25,000, $21,800 and $20,700 for 2012, 2011 and 2010, respectively	42,515	37,093	35,141
Foreign currency translation gain (loss), net of income taxes of $0, $100 and ($1,300) for 2012, 2011 and 2010, respectively	58,626	(40,210)	8,182
Adjustment to early retiree medical plan, net of income taxes of ($1,528), $952 and $64 for 2012, 2011 and 2010, respectively	(3,646)	1,165	(76)
Other comprehensive income (loss)	95,231	(10,406)	13,290
Comprehensive income	688,357	850,578	219,613
Comprehensive income attributable to noncontrolling interests	(88,512)	(82,791)	(72,241)
Comprehensive income attributable to Nucor stockholders	$ 599,845	$ 767,787	$ 147,372